Interest rate benchmark reform	12 Months Ended
Dec. 31, 2021
Schedule Interest Rate Benchmark Reform [Table]
Disclosure of how entity is managing transition to alternative benchmark rates, its progress at reporting date and risks to which it is exposed arising from financial instruments because of transition [text block]
Note 25

Interest rate benchmark reform
Background
A market-wide reform of major interest rate benchmarks is being undertaken

globally,

with

the

Financial

Conduct

Authority

(the
FCA) announcing in

March 2021

that the publication

of London
Interbank Offered Rates (LIBORs) would cease after 31 December
2021 for

all non-US

dollar LIBORs,

as well

as for

one-week and
two-month USD

LIBOR. Publication

of the

remaining USD

LIBOR
tenors will cease immediately after 30 June 2023.
The majority of UBS’s IBOR exposure was linked

to CHF LIBOR
and USD LIBOR. The

alternative reference rate (the

ARR) for CHF
LIBOR is the Swiss Average Rate Overnight (SARON). The ARR for
USD

LIBOR

is

the

Secured

Overnight

Financing

Rate

(SOFR);

in
addition, there are recommended ARRs for GBP LIBOR, JPY LIBOR and EUR LIBOR.

The

Euro

Interbank Offered

Rate (EURIBOR)

was reformed

in
2019,

with the

reform consisting

of a

change in

the underlying
calculation

method.

Consequently,

contracts

linked

to

EURIBOR
are not considered throughout the rest of this Note.
On 25 January 2021, the IBOR Fallbacks

Supplement and IBOR
Fallbacks

Protocol,

which

amend

the

International

Swaps

and
Derivatives Association (ISDA)

standard definitions

for interest rate
derivatives to incorporate

fallbacks for derivatives

linked to certain
IBORs,

came

into

effect.

From

that

date,

all

newly

cleared

and
non-cleared derivatives

between adhering

parties that

reference
ISDA

standard

definitions

now

include

these

fallbacks.

UBS
adhered to the protocol in November 2020.
UBS’s

focus

throughout

2021

was

on

transitioning

existing
contracts via bi-lateral

and multi-lateral agreements,

by leveraging
industry

solutions
  (e. g.,
the

use

of

fallback

provisions)
  and
through

third-party

actions

(those

by

clearing

houses,

agents,
etc.). UBS

has established

a framework

to address

the transition
of

contracts

that

do

not

contain

adequate

fallback

provisions.
Furthermore,

in

line

with

regulatory

guidance
,
UBS

has
implemented

a

framework

to

limit

new

contracts

referencing
IBORs.

Governance over the transition to alternative benchmark rates
UBS

established

a

global

cross-divisional,

cross-functional
governance structure

and change

program

to address

the scale
and complexity of

the transition.

This global program

is sponsored
by

the

Group

CFO

and

led

by

senior

representatives

from

the
business divisions

and UBS’s

control and

support functions.

The
program

includes

governance

and

execution

structures

within
each business division,

together with cross-divisional

teams from
each

control

and

support

function.

During

2021,

progress

was
overseen

centrally

via

a

monthly

operating

committee

and

a
monthly steering

committee, as well

as quarterly

updates to

the
joint Audit and Risk

Committees. A dedicated Group-wide

forum,
with an increased US

regional focus, will oversee

progress of the
remaining USD LIBOR transition.
Risks
A
core

part

of

UBS’s

change

program

is

the

identification,
management

and

monitoring

of

the

risks

associated

with

IBOR
reform and transition. These

risks include,

but are not limited

to,
the following:
–

economic risks to UBS and its

clients, through the repricing of
existing

contracts,

reduced

transparency

and

/

or

liquidity

of
pricing information, market uncertainty or disruption;
–

accounting

risks, where

the transition

affects the

accounting
treatment,

including

hedge

accounting

and

consequential
income statement volatility;
–

valuation risks arising from the variation between benchmarks that will cease

and ARRs, affecting

the risk profile

of financial
instruments;
–

operational risks

arising from

changes to

UBS’s front-to-back
processes

and

systems

to

accommodate

the

transition,

e.g.,
data sourcing and processing and bulk migration of contracts;
and
–

legal

and

conduct

risks

relating

to

UBS’s

engagement

with
clients

and

market

counterparties

around

new

benchmark
products

and

amendments

required

for

existing

contracts
referencing benchmarks that will cease.

Overall, the effort required to transition is affected by multiple factors, including

whether negotiations need

to

take place

with
multiple stakeholders

(as is the case for

syndicated loans

or certain
listed

securities),

market

readiness
–
such

as

liquidity

in

ARR
-
equivalent products – and a

client’s technical readiness to handle
ARR

market conventions.

UBS remains

confident that

it

has

the
transparency, oversight and operational preparedness to progress with the

IBOR transition

consistent

with market

timelines,

given the
significant progress made as

of 31 December 2021.

UBS did

not
have

and does

not expect

changes

to its

risk

management

approach
and strategy

as a result

of interest

rate benchmark

reform.
Transition progress

Non-derivative instruments
UBS’s significant non-derivative exposures subject to IBOR reform primarily

related

to

brokerage

receivable

and

payable

balances,
corporate and

private loans,

and mortgages,

linked to

CHF and
USD

LIBORs.

During

2020,

UBS

transitioned

most

of

its

CHF
LIBOR-linked deposits to SARON.

In that same year, UBS launched
SARON-based mortgages and corporate loans based on all major
ARRs in the

Swiss market, as

well as SOFR-based

mortgages in the
US market.

Throughout

2021,

UBS

transitioned

substantially

all

of

its
private

and

corporate

loans

linked

to

non-USD

IBORs,

with

the
remaining

CHF

LIBOR-linked

contracts

planned

to

transition

on
their first roll date in 2022.

In addition, as

of 31 December 2021

UBS had completed

the
transition
of

IBOR
- linked   non -
derivative

financial

assets

and
liabilities

related

to

brokerage

accounts,

except

for

balances
originated in the US, which transitioned

to SOFR in January 2022.
In

March

2021,

following

the FCA

announcement

regarding
the

cessation

timelines

for

IBORs,

UBS

initiated

a

centralized
communication

initiative

for

private

mortgages

linked

to

CHF
LIBOR, with the objective

of transitioning these exposures,

either
through the activation of existing fallbacks

or the amendment of
contractual terms where such

fallbacks do not exist.

During 2021,
mortgages

that

were

linked

to

CHF

LIBOR
were   reduced to
USD

21

billion

as

of 31 December

2021,

with these

remaining
mortgages automatically

transitioning to

SARON from

their next
coupon roll date.

The

transition

of
US

sec
urities -
based

lending
to

SOFR
,
amounting

to

USD
37

billion

as of

31 December

2021,

was for
the

most

part

completed

in

January

2022,

with

US

mortgages
linked to USD LIBOR planned

to transition to SOFR

in 2022–2023.
As of

31 December 2021, UBS

had approximately

USD
3

billion
equivalent of

Japanese yen-

and US

dollar-denominated publicly
issued

benchmark

bonds

that, per

current

contractual

terms,

if
not called on their

respective call dates,

would reset based

directly
on

JPY

LIBOR

and

USD

LIBOR.

These

bonds

have

robust

IBOR
fallback language and

the confirmation

of interest rate

calculation
mechanics will

be communicated

as market

standards formalize
and in

advance of

any rate

resets. In

addition, several

US dollar-
and

Swiss

franc-denominated

benchmark

bonds

publicly

issued
by UBS

reference rates

indirectly derived

from IBORs,

if they

are
not

called

on

their

respective

call

dates.

UBS

aims

to

transition
those bonds in advance of their reset dates, with

the transition of
Swiss franc-denominated benchmark

bonds completed in

January
2022. These debt instruments

have not been

included in the

table
on the following page, given their current fixed-rate coupon.

As of

31 December 2021, UBS

had approximately

USD
5

billion
of irrevocable commitments that may

be drawn down in different
currencies with IBOR-linked interest

rates and that

expire after the
relevant benchmark cessation

dates; approximately USD
3

billion
of

these

contracts

had

transitioned

for

all

IBORs,

except

USD
LIBOR ,   and USD   2

billion

of

these
commitments   retained a
non -
USD

IBOR

interest

rate
  as of   31
December

2021
with
transition

dependent

upon

the

actions

of

other

parties.

To

the
extent non-USD IBOR-linked

amounts are requested

under these
contracts,

UBS will

seek to

renegotiate

current

terms or

rely on
legislative solutions.
Derivative instruments

UBS holds derivatives

for trading and

hedging purposes, including
those designated in hedge accounting relationships. A significant number

of

interest

rate

and cross

-currency

swaps have

floating
legs that

reference various

benchmarks that

are subject

to IBOR
reform.
The majority of derivatives

are transacted with clearing

houses,
in

particular

LCH,

with

the

transition

of

these

non-USD

IBOR-
linked derivatives substantially completed

in December 2021.

UBS
had

also

completed

the

transition

of

all

non-USD

IBOR-linked
exchange -
traded

derivatives

(ETDs)

through

participation

in
activities

organized

by

respective

exchanges

by

31
  December
2021.

For

derivatives

not

transacted

with

clearing

houses

or
exchanges,

UBS

and

a

significant

proportion

of

UBS’s
counterparties have adhered to the ISDA IBOR Fallbacks Protocol, which builds in

agreed fallbacks. The

majority of these

contracts
had

transitioned as

of 31 December

2021,

with a

small number
of

contracts

transitioned

in

January

2022,

to

ensure

an

orderly
transition

when

converting

high

volumes

of

transactions

at

the
time of cessation.
Financial instruments yet to transition to alternative benchmarks
The

amounts

included

in

the

table

below

relate

to

financial
instrument

contracts across

UBS’s business

divisions

where

UBS
has material

exposures subject

to IBOR

reform that

have not

yet
transitioned to ARRs, and that:
–

contractually

reference

an

interest

rate

benchmark

that

will
transition to an alternative benchmark; and
–

have

a

contractual

maturity

date

(including

open-ended
contracts) after the agreed cessation dates.

Contracts where
penalty

terms

reference

IBORs,

or

where
exposure to

an IBOR

is not

the primary

purpose of

the contract,
have not been included,

as these contracts do

not have a material
impact on the transition process.

In line with information provided

to management and external
parties

monitoring

UBS’s

transition

progress,

the

table

below
includes the

following financial

metrics for

instruments external
to the Group that are subject to interest rate benchmark reform:
–

gross

carrying

value

/

exposure

for

non-derivative

financial
instruments;

and

–

total trade count for derivative financial instruments.
The

exposure
s   included
in

the

table

below

represent

the
maximum

IBOR

exposure,

without

regard

for

early

termination
rights,

with

the

actual

exposure

being

dependent

upon

client
preferences and investment decisions.

As of

31 December 2021, UBS

had

made significant progress
in transitioning LIBOR

exposures to ARRs.

The remaining non-USD
LIBOR-linked

exposures

included

in

the

table

below

primarily
relate to derivatives that successfully transitioned in January 2022
and

CHF

LIBOR

mortgages

that

will

automatically

transition

to
SARON on their first roll date in 2022.
31.12.21
LIBOR benchmark rates
Measure CHF USD GBP EUR
1
JPY
Carrying value of non-derivative financial instruments
Total non-derivative financial assets

USD million 21,616
2
65,234
3
45
4
1 0
Total non-derivative financial liabilities

USD million 27
4
1,985
4
3
4 5
0
Trade count of derivative financial instruments
Total derivative financial instruments Trade count 829
6
40,500
7
183
6
3,744
6
184
6
Off-balance sheet exposures
Total irrevocable loan commitments USD million 0 11,863
8
0 0 0
1 Relates primarily to EUR LIBOR positions.

2 Relates primarily to CHF LIBOR mortgages, which will automatically transition to SARON on their first roll date in 2022.

3 Includes USD LIBOR securities-based lending
and brokerage accounts, amounting to USD 37

billion, and USD
5

billion respectively, which for the most part transitioned to SOFR in January 2022, as well as USD
1

billion of loans related to revolving multi-currency
credit lines, where IBOR transition efforts are complete, except for USD LIBOR. The remainder primarily relates to US mortgages and corporate lending.

4 Relates to floating-rate notes that per their contractual terms can reset to rates linked to

LIBOR, with transition dependent upon the actions of

respective issuers.

5 Relates to contracts that transitioned

in January 2022.

6 Includes predominantly bilateral derivatives,

which
transitioned in January 2022, and an insignificant amount of cleared derivatives, where the respective clearing houses’ organized transition happened in January 2022.

7 Includes approximately
5,000

cross-currency
derivatives, of which approximately 500

have both a non-USD LIBOR leg and a USD LIBOR

leg, where the non-USD leg transitioned in January 2022 before the next fixing date. The remainder represents cross-currency
swaps with an ARR leg

and a USD IBOR leg.

8 Includes loan commitments that can

be drawn in different currencies

at the client‘s discretion, of

which approximately USD
3

billion have only USD LIBOR

exposure
remaining and approximately USD 2

billion retain a non-USD

LIBOR interest rate as

of 31 December 2021, with

transition dependent upon the

actions of other parties.

The remainder represents loan

commitments
that can be drawn in US dollars only and will transition in 2022–2023.

UBS AG
Schedule Interest Rate Benchmark Reform [Table]
Disclosure of how entity is managing transition to alternative benchmark rates, its progress at reporting date and risks to which it is exposed arising from financial instruments because of transition [text block]
Note 25

Interest rate benchmark reform
Background
A market-wide reform of major interest rate benchmarks is being undertaken

globally,

with

the

Financial

Conduct

Authority

(the
FCA) announcing in

March 2021

that the publication

of London
Interbank Offered Rates (LIBORs) would cease after 31 December
2021 for

all non-US

dollar LIBORs,

as well

as for

one-week and
two-month USD

LIBOR. Publication

of the

remaining USD

LIBOR
tenors will cease immediately after 30 June 2023.
The

majority

of

UBS

AG’s

IBOR

exposure

was

linked

to

CHF
LIBOR and USD LIBOR.

The alternative reference rate

(the ARR) for
CHF LIBOR is

the Swiss Average

Rate Overnight (SARON).

The ARR
for USD LIBOR is the Secured Overnight Financing Rate (SOFR); in
addition, there are recommended ARRs for GBP LIBOR, JPY LIBOR and EUR LIBOR.

The

Euro

Interbank Offered

Rate (EURIBOR)

was reformed

in
2019,

with the

reform consisting

of a

change in

the underlying
calculation

method.

Consequently,

contracts

linked

to

EURIBOR
are not considered throughout the rest of this Note.
On 25 January 2021, the IBOR Fallbacks

Supplement and IBOR
Fallbacks

Protocol,

which

amend

the

International

Swaps

and
Derivatives Association (ISDA)

standard definitions

for interest rate
derivatives to incorporate

fallbacks for derivatives

linked to certain
IBORs,

came

into

effect.

From

that

date,

all

newly

cleared

and
non-cleared derivatives

between adhering

parties that

reference
ISDA

standard

definitions

now

include

these

fallbacks.

UBS AG
adhered to the protocol in November 2020.
UBS AG’s focus throughout

2021 was on transitioning

existing
contracts via bi-lateral

and multi-lateral agreements,

by leveraging
industry

solutions
  (e. g.,
the

use

of

fallback

provisions)
  and
through

third-party

actions

(those

by

clearing

houses,

agents,
etc . ).   UBS   AG   h
as

established

a

framework

to

address

the
transition

of

contracts

that

do

not

contain

adequate

fallback
provisions. Furthermore, in line

with regulatory guidance, UBS

AG
has implemented a framework to limit new contracts referencing
IBORs.

Governance over the transition to alternative benchmark rates
UBS   AG
established

a

global

cross
-
divisional,

cross
- functional
governance structure

and change

program

to address

the scale
and complexity of

the transition.

This global program

is sponsored
by

the

Group

CFO

and

led

by

senior

representatives

from

the
business

divisions and

UBS

AG’s control

and

support functions.
The program includes

governance and

execution structures within
each business division,

together with cross-divisional

teams from
each

control

and

support

function.

During

2021,

progress

was
overseen

centrally

via

a

monthly

operating

committee

and

a
monthly steering

committee, as well

as quarterly

updates to

the
joint Audit and Risk

Committees. A dedicated Group-wide

forum,
with an increased US

regional focus, will oversee

progress of the
remaining USD LIBOR transition.
Risks
A

core

part

of

UBS

AG’s

change

program

is

the

identification,
management

and

monitoring

of

the

risks

associated

with

IBOR
reform and transition. These

risks include,

but are not limited

to,
the following:
–

economic risks to UBS AG

and its clients, through

the repricing
of existing contracts, reduced transparency and

/ or liquidity of
pricing information, market uncertainty or disruption;
–

accounting

risks, where

the transition

affects the

accounting
treatment,

including

hedge

accounting

and

consequential
income statement volatility;
–

valuation risks arising from the variation between benchmarks that will cease

and ARRs, affecting

the risk profile of

financial
instruments;
–

operational

risks

arising

from

changes

to

UBS

AG’s

front-to-
back

processes

and

systems

to

accommodate

the

transition,
e.g. ,
data

sourcing

and

processing

and

bulk

migration

of
contracts; and
–

legal and conduct risks relating to UBS AG’s engagement with clients

and

market

counterparties

around

new

benchmark
products

and

amendments

required

for

existing

contracts
referencing benchmarks that will cease.

Overall, the effort required to transition is affected by multiple factors, including

whether negotiations need

to

take place

with
multiple stakeholders

(as is the case for

syndicated loans

or certain
listed

securities),

market

readiness
–
such

as

liquidity

in

ARR
-
equivalent products – and a

client’s technical readiness to handle
ARR market

conventions.

UBS AG remains

confident

that it

has the
transparency, oversight and operational preparedness to progress with the

IBOR transition

consistent

with market

timelines,

given the
significant

progress

made as

of 31

December

2021.

UBS AG

did not
have

and does

not expect

changes

to its

risk

management

approach
and strategy

as a result

of interest

rate benchmark

reform.
Transition progress

Non-derivative instruments
UBS

AG’s

significant

non-derivative

exposures

subject

to

IBOR
reform
primarily

relate
d
to

brokerage

receivable

and

payable
balances, corporate

and private

loans, and

mortgages, linked

to
CHF and USD LIBORs. During 2020, UBS AG transitioned most of its CHF

LIBOR-linked deposits

to SARON. In

that same

year,

UBS
AG launched

SARON-based mortgages

and corporate

loans based
on

all

major

ARRs

in

the

Swiss

market,

as

well

as

SOFR-based
mortgages in the US market.

Throughout 2021,

UBS AG

transitioned substantially all

of its
private

and

corporate

loans

linked

to

non-USD

IBORs,

with

the
remaining

CHF

LIBOR-linked

contracts

planned

to

transition

on
their first roll date in 2022.

In addition, as

of 31 December 2021

UBS AG had

completed
the

transition of

IBOR-linked

non-derivative

financial

assets

and
liabilities

related

to

brokerage

accounts,

except

for

balances
originated in the US, which transitioned

to SOFR in January 2022.
In

March

2021,

following

the FCA

announcement

regarding
the cessation

timelines for IBORs,

UBS AG

initiated a

centralized
communication

initiative

for

private

mortgages

linked

to

CHF
LIBOR, with the objective

of transitioning these exposures,

either
through the activation of existing fallbacks

or the amendment of
contractual terms where such

fallbacks do not exist.

During 2021,
mortgages

that

were

linked

to

CHF

LIBOR
were   reduced to
USD

21

billion

as

of 31 December

2021,

with these

remaining
mortgages automatically

transitioning to

SARON from

their next
coupon roll date.

The

transition

of
US

securities
-
based

lending
to

SOFR
,
amounting

to

USD
37

billion

as of

31 December

2021,

was for
the

most

part

completed

in

January

2022,

with

US

mortgages
linked to USD LIBOR planned

to transition to SOFR

in 2022–2023.
As of

31 December 2021,

UBS AG

had approximately

USD
3
billion

equivalent

of

Japanese

yen-

and

US

dollar-denominated
funding from UBS Group AG that,

per current contractual terms,
if

not

called

on

their

respective

call

dates,

would

reset

based
directly on

JPY LIBOR

and USD

LIBOR. These

bonds have

robust
IBOR

fallback

language

and

the

confirmation

of

interest

rate
calculation mechanics will be communicated as market standards formalize and

in advance

of any

rate resets.

In addition,

several
US   dollar -   and
Swiss

franc
- denominated
contracts

providing
funding

from

UBS

Group

AG

reference

rates

indirectly

derived
from IBORs,

if they

are not

called on

their respective

call dates.
UBS AG aims

to transition these

contracts in advance

of their reset
dates,

with

the

transition

of

Swiss

franc-denominated

funding
completed

in

January

2022.

These

debt

instruments

have

not
been

included

in

the

table

on

the

following

page,

given

their
current fixed-rate coupon.
As of

31 December 2021,

UBS AG

had approximately

USD
5
billion of

irrevocable commitments

that may

be drawn

down in
different currencies with IBOR-linked

interest rates and

that expire
after

the

relevant

benchmark

cessation

dates
;   approximately
USD 3

billion

of

these

contracts

had

transitioned

for

all

IBORs,
except
USD

LIBOR
,   and   USD   2

billion

of

these
commitments
retained a

non-USD IBOR

interest rate

as of

31 December 2021
with transition

dependent upon

the actions

of other

parties. To
the

extent

non-USD

IBOR-linked

amounts

are

requested

under
these contracts, UBS AG will seek to renegotiate current terms or rely on legislative solutions.
Derivative instruments

UBS

AG

holds

derivatives

for

trading

and

hedging

purposes,
including those

designated in

hedge accounting

relationships. A
significant number of interest rate and cross-currency swaps have
floating legs

that reference

various benchmarks

that are

subject
to IBOR reform.
The majority of derivatives

are transacted with clearing

houses,
in

particular

LCH,

with

the

transition

of

these

non-USD

IBOR-
linked derivatives substantially completed

in December 2021.

UBS
AG had also completed the transition of all non-USD IBOR-linked exchange -
traded

derivatives

(ETDs)

through

participation

in
activities
organized

by

respective

exchanges

by

31
  December
2021.

For

derivatives

not

transacted

with

clearing

houses

or
exchanges,

UBS

AG

and

a

significant

proportion

of

UBS

AG’s
counterparties have adhered to the ISDA IBOR Fallbacks Protocol, which builds in

agreed fallbacks. The

majority of these

contracts
had

transitioned as

of 31 December

2021,

with a

small number
of

contracts

transitioned

in

January

2022,

to

ensure

an

orderly
transition

when

converting

high

volumes

of

transactions

at

the
time of cessation.
Financial instruments yet to transition to alternative benchmarks
The

amounts

included

in

the

table

below

relate

to

financial
instrument

contracts

across

UBS

AG’s

business

divisions

where
UBS AG has material exposures subject

to IBOR reform that have
not yet transitioned to ARRs, and that:
–

contractually

reference

an

interest

rate

benchmark

that

will
transition to an alternative benchmark; and
–

have

a

contractual

maturity

date

(including

open-ended
contracts) after the agreed cessation dates.

Contracts where
penalty

terms

reference

IBOR
s,

or

where
exposure to

an IBOR

is not

the primary

purpose of

the contract,
have not been included,

as these contracts do

not have a material
impact on the transition process.

In line with information provided

to management and external
parties monitoring UBS AG’s

transition progress, the table below
includes the

following financial

metrics for

instruments external
to UBS AG that are subject to interest rate benchmark reform:
–

gross

carrying

value

/

exposure

for

non-derivative

financial
instruments;

and

–

total trade count for derivative financial instruments.
The

exposure
s   included
in

the

table

below

represent

the
maximum

IBOR

exposure,

without

regard

for

early

termination
rights,

with

the

actual

exposure

being

dependent

upon

client
preferences and investment decisions.

As

of

31

December

2021,

UBS
AG ha d
made

significant
progress in transitioning LIBOR exposures to ARRs. The remaining non-USD

LIBOR-linked

exposures

included

in

the

table

below
primarily

relate

t
o

derivatives
that
successfully

transitioned

in
January 2022

and CHF

LIBOR mortgages

that will

automatically
transition to SARON on their first roll date in 2022.
31.12.21
LIBOR benchmark rates
Measure CHF USD GBP EUR
1
JPY
Carrying value of non-derivative financial instruments
Total non-derivative financial assets

USD million 21,616
2
65,234
3
45
4
1 0
Total non-derivative financial liabilities

USD million 27
4
1,985
4
3
4 5
0
Trade count of derivative financial instruments
Total derivative financial instruments Trade count 829
6
40,500
7
183
6
3,744
6
184
6
Off-balance sheet exposures
Total irrevocable loan commitments USD million 0 11,863
8
0 0 0
1 Relates primarily to EUR LIBOR positions.

2 Relates primarily to CHF LIBOR mortgages, which will automatically transition to SARON on their first roll date in 2022.

3 Includes USD LIBOR securities-based lending
and brokerage accounts, amounting to USD 37

billion, and USD
5

billion respectively, which for the most part transitioned to SOFR in January 2022, as well as USD
1

billion of loans related to revolving multi-currency
credit lines, where IBOR transition efforts are complete, except for USD LIBOR. The remainder primarily relates to US mortgages and corporate lending.

4 Relates to floating-rate notes that per their contractual terms can reset to rates linked to

LIBOR, with transition dependent upon the actions of

respective issuers.

5 Relates to contracts that transitioned

in January 2022.

6 Includes predominantly bilateral derivatives,

which
transitioned in January 2022, and an insignificant amount of cleared derivatives, where the respective clearing houses’ organized transition happened in January 2022.

7 Includes approximately
5,000

cross-currency
derivatives, of which approximately 500

have both a non-USD LIBOR leg and a USD LIBOR

leg, where the non-USD leg transitioned in January 2022 before the next fixing date. The remainder represents cross-currency
swaps with an ARR leg

and a USD IBOR leg.

8 Includes loan commitments that can

be drawn in different currencies

at the client‘s discretion, of

which approximately USD
3

billion have only USD LIBOR

exposure
remaining and approximately USD 2

billion retain a non-USD

LIBOR interest rate as

of 31 December 2021, with

transition dependent upon the

actions of other parties.

The remainder represents loan

commitments
that can be drawn in US dollars only and will transition in 2022–2023.